Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor		Dec. 31, 2011 Successor	May 25, 2010 Predecessor
REVENUES
Gas sales, including related party amounts of $42, $23, $3, and $—	$ 291	$ 508		$ 456	$ 228
NGL sales, including related party amounts of $28, $365, $137, and $—	238	991		603	153
Gathering, transportation and other fees, including related party amounts of $29, $24, $14, and $12	179	401		351	115
Net realized and unrealized gain (loss) from derivatives	(8)	23		(19)	(1)
Other, including related party amounts of $1, $10, $3, and $—	16	77		43	10
Total revenues	716	2,000		1,434	505
OPERATING COSTS AND EXPENSES
Cost of sales, including related party amounts of $35, $22, $13, and $7	504	1,387		1,013	358
Operation and maintenance	78	228		147	48
General and administrative, including related party amounts of $15, $17, $6, and $—	44	100		67	37
Loss (gain) on asset sales, net	0	(3)		2	0
Depreciation and amortization	76	252		169	42
Total operating costs and expenses	702	1,970		1,394	485
OPERATING INCOME	14	30		40	20
Income from unconsolidated affiliates	54	105		120	16
Interest expense, net	(48)	(122)		(103)	(35)
Loss on debt refinancing, net	(16)	(8)		0	(2)
Other income and deductions, net	(8)	29	[1]	17	(4)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(4)	34		74	(5)
Income tax expense	1	0		0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(5)	34		74	(5)
DISCONTINUED OPERATIONS
Net loss from operations of east Texas assets	(1)	0		0	0
NET INCOME (LOSS)	(6)	34		74	(5)
Net income attributable to noncontrolling interest	0	(2)		(2)	0
NET INCOME (LOSS) ATTRIBUTABLE TO REGENCY ENERGY PARTNERS LP	(6)	32		72	(5)
Amounts attributable to Series A Preferred Units	5	10		8	3
General partner’s interest, including IDRs	3	9		7	1
Pre-acquisition income from SUGS allocated to predecessor equity	0	(14)		0	0
Limited partners’ interest in net income (loss)	(14)	27		57	(9)
Basic and diluted income (loss) from continuing operations per unit:
Amount allocated to common units	(12)	27		57	(9)
Weighted average number of common units outstanding	130,619,554	167,492,735		145,490,869	92,788,319
Basic income (loss) from continuing operations per common unit	(0.09)	0.16		0.39	(0.10)
Diluted income (loss) from continuing operations per common unit	(0.09)	0.13		0.32	(0.10)
Distributions per unit	$ 0.89	$ 1.84		$ 1.81	$ 0.89
Basic and diluted loss on discontinued operations per unit	$ (0.01)	$ 0.00		$ 0.00	$ 0.00
Basic and diluted net income (loss) per unit:
Amount allocated to common units	$ (14)	$ 27		$ 57	$ (9)
Basic net income (loss) per common unit	(0.10)	0.16		0.39	(0.10)
Diluted net income (loss) per common unit	(0.10)	0.13		0.32	(0.10)

[1]	Other income and deductions, net for the year ended December 31, 2012, included a one-time producer payment of $16 million related to an assignment of certain contracts.